Condensed Financial Information (Parent Company Only) - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements Captions [Line Items]
Revenue	$ 137,356	$ 117,287	$ 518,811	$ 498,700	$ 567,604
Cost of revenue	56,200	43,845	191,448	176,250	211,857
Operating expenses	108,602	80,300	371,927	350,662	401,516
Loss before income taxes	(27,446)	(6,858)	(44,564)	(28,212)	(45,769)
Provision for income taxes	1,291	1,500	7,044	7,865	(6,013)
Net loss	(31,389)	(16,561)	(86,079)	(83,733)	(91,761)
Other comprehensive loss:
Foreign currency translation gain/(loss)	131	(621)	(2,793)	1,165	1,376
Comprehensive loss	$ (31,258)	$ (17,182)	(88,872)	(82,568)	(90,385)
Cvent Holding Corp.
Condensed Income Statements Captions [Line Items]
Revenue			0	0	0
Cost of revenue			0	0	0
Operating expenses			351	0	0
Other income/(expense), net			0	0	0
Loss before income taxes			(351)	0	0
Provision for income taxes			0	0	0
Equity in net loss of subsidiaries			(85,728)	(83,733)	(91,761)
Net loss			(86,079)	(83,733)	(91,761)
Other comprehensive loss:
Foreign currency translation gain/(loss)			(2,793)	1,165	1,376
Comprehensive loss			$ (88,872)	$ (82,568)	$ (90,385)